UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10501

Name of Fund: BlackRock Municipal 2018 Term Trust (BPK)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal

2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2017

Date of reporting period: 03/31/2017

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2017 (Unaudited)	BlackRock Municipal 2018 Term Trust (BPK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.9%
Alabama 21st Century Authority, Refunding RB, Series A, 5.00%, 6/01/18	$500	$521,930
Alabama Federal Aid Highway Finance Authority, RB, GAN, Garvee, 5.00%, 9/01/18	6,000	6,334,080
Tuscaloosa City Board of Education, RB, Warrants, 4.00%, 8/01/18	125	129,876

		6,985,886
Alaska — 2.6%
City of Valdez Alaska, Refunding RB, 5.00%, 1/01/18	6,000	6,157,740
California — 6.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 8/15/19	2,500	2,726,275
California Pollution Control Financing Authority, Refunding RB, Mandatory Put Bonds, Republic Services, Inc. Project, Series C, AMT, 5.25%, 6/01/23 (a)	4,055	4,142,953
Golden Empire Schools Financing Authority, Refunding RB, Kern High School District Projects, 1.41%, 5/01/17 (a)	1,710	1,710,000
Los Angeles Regional Airports Improvement Corp., Refunding RB, Facilities Lease, LAXFuel Corp., AMT, 5.00%, 1/01/18	930	956,998
Los Angeles Unified School District California, GO, Series I, 5.00%, 7/01/20	3,750	4,074,937
Oakland Unified School District/Alameda County, GO, Refunding, 5.00%, 8/01/18	1,000	1,054,000

		14,665,163
Colorado — 2.4%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding Series A, 5.00%, 12/01/18	2,150	2,292,308
Colorado Educational & Cultural Facilities Authority, Refunding RB, Peak to Peak Charter School, 4.00%, 8/15/18	175	181,059

Municipal Bonds	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 4.00%, 12/01/17	$515	$523,096
Denver Urban Renewal Authority, Refunding, Tax Allocation Bonds, Series A-1, 5.00%, 12/01/18	1,675	1,778,113
Park Creek Metropolitan District Colorado, Refunding RB, Senior Limited Property Tax, 4.00%, 12/01/18	1,000	1,036,330

		5,810,906
Connecticut — 0.6%
Connecticut State Health & Educational Facility Authority, RB, Fairfield University, Series N, 5.00%, 7/01/18	1,500	1,572,015
Delaware — 0.3%
Delaware State Economic Development Authority, RB, State University Project, 5.00%, 10/01/18	735	776,226
Florida — 5.1%
City of Miami Beach Florida, RB, 5.00%, 9/01/18	875	923,335
County of Broward Florida Airport System Revenue, Refunding RB, Series P-1, AMT, 5.00%, 10/01/18	3,930	4,144,971
County of Broward Florida School Board, COP, Series A (AGM), 5.25%, 7/01/18 (b)	1,250	1,316,125
County of Indian River Florida School Board, COP, Refunding, Series A, 5.00%, 7/01/18	600	629,502
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/18	2,000	2,109,560
Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center, 4.00%, 11/15/18	250	259,220
Miami-Dade County School Board Foundation, Inc., COP, Refunding Series A, 5.00%, 5/01/18	1,500	1,563,420

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	1

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Florida (continued)
Stevens Plantation Community Development District, Special Assessment Bonds, Series B, 6.38%, 5/01/13 (c)(d)	$1,920	$1,343,078

		12,289,211
Guam — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	620	668,602
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose Senior Living Revenue, 5.00%, 11/15/18	370	386,835
Illinois — 6.6%
Chicago Transit Authority, Refunding RB, 5.00%, 6/01/18	1,000	1,038,060
Counties of Du Page & Will Illinois Community School District No. 204 Indian Prairie, GO, Refunding Series B, 3.00%, 12/30/18	1,935	1,992,412
Fox Valley Park District, GO, Series A, 5.00%, 12/15/18	1,725	1,838,574
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.00%, 11/01/18	2,290	2,418,858
Peoples Gas Light and Coke Co. Project, Series B, 1.88%, 2/01/33 (a)	1,000	1,005,040
University Medical Center Rush, Series A, 5.00%, 11/15/18	1,000	1,059,320
Railsplitter Tobacco Settlement Authority, RB, 5.00%, 6/01/18	1,290	1,345,367
State of Illinois, GO:
(AGM), 5.00%, 4/01/18	465	472,235
Refunding, 5.00%, 8/01/18	2,500	2,592,550
State of Illinois, RB, Build Illinois, Series B:
5.00%, 6/15/18 (e)	355	372,097
Unrefunded Balance, 5.00%, 6/15/18	1,645	1,721,558

		15,856,071
Indiana — 0.4%
Indiana State Municipal Power Agency, Refunding RB, Series A, 5.00%, 1/01/19	875	932,864

Municipal Bonds	Par (000)	Value
Iowa — 0.3%
University of Iowa, Refunding RB, Series S, 5.00%, 11/01/18	$655	$695,079
Kansas — 1.1%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.00%, 11/15/18	2,500	2,652,975
Kentucky — 2.1%
County of Kenton Kentucky School District Finance Corp., Refunding RB, 2.50%, 6/01/18	3,210	3,265,116
County of Louisville & Jefferson Kentucky Metropolitan Government, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 12/01/18	1,755	1,843,294

		5,108,410
Maryland — 3.6%
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Charlestown Community, 5.00%, 1/01/19 (e)	1,685	1,798,266
Meritas Medical Center, 5.00%, 7/01/18	400	419,052
University of Maryland Medical System, 5.00%, 7/01/18	1,000	1,048,650
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/19	5,000	5,355,000

		8,620,968
Michigan — 4.5%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital (AGM), 5.00%, 5/15/18	2,025	2,108,835
Michigan State Building Authority, Refunding RB, Facilities Program Series, 6.00%, 10/15/18 (b)	1,455	1,563,543
Michigan State Finance Authority, Refunding RB, AMT:
5.00%, 11/01/17	2,275	2,317,497
5.00%, 11/01/18	2,100	2,198,994
Michigan State Hospital Finance Authority, Refunding RB, Oakwood Obligation Group, Series A, 5.00%, 7/15/17 (b)	1,000	1,012,180

2	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
Michigan (continued)
Michigan State Housing Development Authority, Refunding RB, Series B, 4.15%, 4/01/18	$1,000	$1,026,660
Saginaw Valley State University, RB, Series A, 5.00%, 7/01/18	600	629,346

		10,857,055
Mississippi — 0.4%
Mississippi Development Bank, Refunding RB, 5.00%, 3/01/18	1,000	1,033,110
Missouri — 0.8%
City of Kansas City Missouri, Refunding ARB, AMT, Series A, 5.00%, 9/01/18	1,750	1,841,665
Nebraska — 1.0%
Central Plains Energy Project, RB, Gas Project (Project No. 3), 5.00%, 9/01/17	2,330	2,362,131
Nevada — 3.9%
City of Las Vegas Nevada, Special Assessment Bonds, Summerlin Area, 5.35%, 6/01/17	440	440,229
County of Clark Nevada, Refunding, Special Assessment Bonds, Improvement District No. 142, Mountain’s Edge, 4.00%, 8/01/18	3,495	3,526,839
Director of the State of Nevada Department of Business & Industry, RB, Mandatory Put Bonds, Republic Services, Inc. Project, AMT, 5.63%, 12/01/26 (a)	5,120	5,290,394

		9,257,462
New Hampshire — 2.1%
New Hampshire State Turnpike System, RB, Series A, 5.00%, 10/01/18	4,740	5,016,057
New Jersey — 13.3%
County of Atlantic New Jersey, Refunding, 3.00%, 10/01/18	1,855	1,901,134
New Jersey EDA, Refunding RB, Cigarette Tax Revenue, 5.00%, 6/15/18	5,000	5,171,300
New Jersey Educational Facilities Authority, RB, Seton Hall University, Series D, 5.00%, 7/01/18	320	334,707

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B, 6.25%, 12/01/18 (e)	$2,500	$2,715,925
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 5.00%, 7/01/18	850	891,242
AtlantiCare Regional Medical Center, 5.00%, 7/01/17 (b)	1,500	1,515,075
Barnabas Health, Series A, 5.00%, 7/01/18 (e)	2,000	2,098,080
Princeton HealthCare System, 5.00%, 7/01/18	1,620	1,694,261
New Jersey Higher Education Student Assistance Authority, RB, Series 1A, AMT:
5.00%, 12/01/17	460	469,651
5.00%, 12/01/18	2,000	2,097,520
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series T, AMT, 4.55%, 10/01/22	1,660	1,662,822
New Jersey State Turnpike Authority, Refunding RB, Series G, 5.00%, 1/01/18	1,350	1,390,851
New Jersey Transportation Trust Fund Authority, RB:
Series B, 5.00%, 6/15/18	2,000	2,065,920
Transportation Program, Series AA, 5.00%, 6/15/18	2,000	2,065,920
Transportation System, Series A, 5.75%, 6/15/18	1,320	1,375,216
Transportation System, Series A (AMBAC), 5.75%, 6/15/18	2,070	2,154,787
Newark Housing Authority, RB, South Ward Police Facility (AGC), 4.50%, 12/01/18	1,895	1,954,768
South Jersey Transportation Authority LLC, Refunding RB, Series A, 5.00%, 11/01/20	200	218,970

		31,778,149
New York — 5.2%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	1,000	1,065,120
Series F, 4.00%, 11/15/18	200	209,372
New York State Dormitory Authority, RB, General Purpose, Series A, 5.00%, 3/15/18	6,500	6,757,530

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	3

Schedule of Investments (continued)	BlackRock Municipal 2018 Term Trust (BPK)

Municipal Bonds	Par (000)	Value
New York (continued)
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/18	$1,500	$1,557,705
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,200	1,315,488
State of New York Dormitory Authority, Refunding RB, Orignal Regional Medical Center, 5.00%, 12/01/17 (f)	1,000	1,021,240
TSASC, Inc., Refunding RB, Series A, 3.00%, 6/01/18	500	508,870

		12,435,325
Oklahoma — 0.2%
Norman Regional Hospital Authority, Refunding RB, 4.00%, 9/01/18	420	434,818
Pennsylvania — 13.8%
Altoona City Authority, Refunding RB, 5.25%, 11/01/18	2,500	2,650,825
Beaver County Industrial Development Authority, Refunding RB, Pollution Control, Series A, 2.70%, 4/01/35 (a)	3,050	1,082,750
Chester County Health & Education Facilities Authority, Refunding RB:
3.00%, 12/01/17	585	587,586
4.00%, 12/01/18	805	820,762
Cumberland County Municipal Authority, Refunding RB:
4.00%, 1/01/18	1,380	1,405,916
5.75%, 1/01/19 (e)	2,135	2,306,184
5.75%, 1/01/19	240	256,510
Lancaster Industrial Development Authority, Refunding RB, Garden Spot Village Project, 5.00%, 5/01/17	1,175	1,177,820
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 1/15/18	1,000	1,024,730
Northampton County General Purpose Authority, RB, Series A, 5.38%, 8/15/18 (b)	4,000	4,236,040
Pennsylvania Economic Development Financing Authority, RB:
PA Bridges Finco LP, AMT, 5.00%, 12/31/18	2,100	2,215,941

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB (continued):
University of Pennsylvania Medical Center, 5.00%, 3/15/18	$750	$778,612
Waste Management, Inc. Project, 1.55%, 12/01/33 (a)	5,000	4,984,800
Pennsylvania Economic Development Financing Authority, Refunding RB, Amtrak Project, Series A, AMT, 3.00%, 11/01/18	1,000	1,018,320
Pennsylvania Higher Educational Facilities Authority, RB, Shippensburg University Student Services, Inc., Student Housing Project:
4.00%, 10/01/17	140	141,197
4.00%, 10/01/18	560	572,790
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.00%, 5/01/18	1,000	1,040,510
University Propertise, Inc. Student Housing Project at East, 4.00%, 7/01/18	315	322,535
Pennsylvania IDA, Refunding RB, Economic Development, 5.00%, 7/01/18	1,500	1,573,755
Pennsylvania Turnpike Commission, RB, Sub-Series A (AGC), 5.00%, 6/01/19 (b)	1,000	1,082,850
Philadelphia Gas Works Co., Refunding RB, 4.00%, 8/01/18	1,790	1,853,975
State Public School Building Authority, RB, Community College of Allegheny County Project (AGM), 5.00%, 7/15/18	900	941,265
West Chester Area School District, GO, Refunding, Series AA, 5.00%, 5/15/18	1,000	1,045,850

		33,121,523
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Refunding RB, Hospital Financing Revenue, Lifespan Obligated Group Issue, 5.00%, 5/15/18	1,040	1,078,574

4	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017

Schedule of Investments (continued)	BlackRock Municipal 2018 TermTrust (BPK)

Municipal Bonds	Par (000)	Value
Tennessee — 1.2%
Metropolitan Gov’t Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 4.00%, 10/01/18	$260	$268,172
Tennessee Energy Acquisition Corp., RB:
Series A, 5.25%, 9/01/18	1,040	1,094,298
Series C, 5.00%, 2/01/18	1,500	1,543,035

		2,905,505
Texas — 10.8%
Birdville ISD Texas, GO, Refunding, CAB (PSF-GTD), 0.00%, 2/15/18 (g)	1,615	1,601,531
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 5.75%, 1/01/18 (e)	750	777,060
City of Dallas Texas, Refunding RB, Civic Center Convention Complex (AGC), 5.00%, 8/15/21	2,500	2,693,875
City of Houston Texas, Refunding RB, Sub Lien, Series B, 5.00%, 7/01/18	1,000	1,049,170
Houston ISD Public Facilities Authority, RB, 5.00%, 9/15/18	5,000	5,290,900
Lower Colorado River Authority, Refunding RB, LCRA Transmission, Series B, 5.00%, 5/15/18	5,000	5,224,200
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project, Series A:
4.00%, 4/01/17	160	160,000
4.00%, 4/01/18	405	412,416
4.00%, 4/01/18	280	285,516
4.00%, 4/01/20	165	174,365
North Texas Tollway Authority, Refunding RB, Series C, 5.00%, 1/01/19	2,215	2,359,883
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/18	1,195	1,254,272
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/18	4,360	4,622,777

		25,905,965
Virginia — 1.7%
City of Norfolk Virginia, Refunding RB, Water Revenue, 5.00%, 11/01/18	1,230	1,307,478

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority, Refunding RB, Series A, 5.00%, 7/01/18 (f)	$785	$808,095
Virginia Port Authority, Refunding RB, Series B, AMT, 5.00%, 7/01/18	1,790	1,875,705

		3,991,278
Washington — 1.5%
Energy Northwest, Refunding RB, Wind Project Revenue, 5.00%, 7/01/18	2,865	2,998,881
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series B, 5.00%, 10/01/18	500	529,390

		3,528,271
Wisconsin — 1.0%
State of Wisconsin, Refunding RB, Series A (e):
5.00%, 5/01/18	800	834,920
5.00%, 5/01/18	200	208,730
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.00%, 4/01/19	1,265	1,360,242

		2,403,892
Total Municipal Bonds— 96.4%		231,129,731

Municipal Bonds Transferred to Tender Option Bond Trusts (h) — 2.2%
Illinois — 2.2%
City of Chicago Illinois Waterworks Revenue, Refunding RB, 2nd Lien (AGM), 5.00%, 11/01/20	5,000	5,277,550
Total Long-Term Investments (Cost — $235,773,404) — 98.6%		236,407,281

Short-Term Securities — 1.8%	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.66% (i)(j)	4,309,949	4,310,811
Total Short-Term Securities (Cost — $4,309,998) — 1.8%		4,310,811

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	5

Schedule of Investments (continued)	BlackRock Municipal 2018 TermTrust (BPK)

Value
Total Investments (Cost — $240,083,402*) — 100.4%	$240,718,092
Other Assets Less Liabilities — 1.2%	2,690,866
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (1.6)%	(3,759,041)

Net Assets Applicable to Common Shares — 100.0%	$239,649,917

*	As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$236,347,926

Gross unrealized appreciation	$3,321,039
Gross unrealized depreciation	(2,700,873)

Net unrealized appreciation	$620,166

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2016	Net Activity	Shares Held at March 31, 2017	Value at March 31, 2017	Income	Net Realized Gain	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	784,632	3,525,317	4,309,949	$4,310,811	$5,676	$232	$813

(j)	Current yield as of period end.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
ISD	Independent School District
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family

6	BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017

Schedule of Investments (concluded)	BlackRock Municipal 2018 Term Trust (BPK)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$236,407,281	—	$236,407,281
Short-Term Securities	$4,310,811	—	—	4,310,811

Total Investments	$4,310,811	$236,407,281	—	$240,718,092

1 See above Schedule of Investments for values in each sector.

The Trust may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $3,750,000 are categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2017, there were no transfers between levels.

BLACKROCK MUNICIPAL 2018 TERM TRUST	MARCH 31, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal 2018 Term Trust

Date: May 23, 2017